Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share
in € THOUS, except share and per share data
	2022	2021	2020
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	673,405	969,308	1,164,377
Denominators:
Weighted average number of shares outstanding	293,246,430	292,944,732	294,055,525
Potentially dilutive shares	—	120,442	223,429
Basic earnings per share	2.30	3.31	3.96
Diluted earnings per share	2.30	3.31	3.96